Nature of Operations (Details Narrative)	Dec. 31, 2016	Mar. 31, 2016
Majority Shareholder [Member] | OneMain Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Percent of common stock held by related party	58.00%	58.00%